Note 2 (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Allocated Share-based Compensation Expense	$ 0.8	$ 1.5	$ 3.7	$ 5.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 0.7	$ 1.1	$ 3.3	$ 3.7